Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture
	and	Computer
	Equipment	Equipment	Total

Cost:
At December 31, 2017	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2018	14,249	41,751	56,000

Depreciation:
At December 31, 2017	10,729	34,106	44,835
Depreciation	704	2,294	2,998
At December 31, 2018	11,433	36,400	47,833
Net book value at December 31, 2018	$2,816	$5,351	$8,167

	Furniture
	and	Computer
	Equipment	Equipment	Total

Cost:
At December 31, 2016	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2017	14,249	41,751	56,000

Depreciation:
At December 31, 2016	9,849	30,831	40,680
Depreciation	880	3,275	4,155
At December 31, 2017	10,729	34,106	44,835
Net book value at December 31, 2017	$3,520	$7,645	$11,165